Share Based Compensation (Details) - USD ($)							1 Months Ended	12 Months Ended
	Apr. 03, 2024	Feb. 04, 2024	May 15, 2023	Dec. 28, 2022	Apr. 03, 2022	Feb. 04, 2022	Dec. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2021	Jun. 30, 2021	Jun. 27, 2021
Share Based Compensation [Line Items]
Issuance options purchase shares											285,422
Options purchase shares
Board of directors price per share (in Dollars per share)
Fair value of this grant (in Dollars)			$ 58,818
Weighted-average grant-date fair value options price (in Dollars per share)									$ 1.09
Unvested options								210,958
Unvested options Expenses (in Dollars)								$ 160,320
Weighted-average period								2 years 1 month 20 days
Initial Public Offering [Member]
Share Based Compensation [Line Items]
Issuance options purchase shares												285,422
Subsequent Event [Member]
Share Based Compensation [Line Items]
Options purchase shares rate		6.25%
Board of Directors Chairman [Member]
Share Based Compensation [Line Items]
Options purchase shares						71,496
Board of directors price per share (in Dollars per share)						$ 4.2
Share option plan description								vest 8.33% at the end of each three month period of continuous services to the Company
Fair value of this grant (in Dollars)								$ 90,085
Director [Member]
Share Based Compensation [Line Items]
Options purchase shares						169,588
Board of directors price per share (in Dollars per share)				$ 4.2			$ 4.2
Share option plan description								vest 50% on December 28, 2024 and 6.25% every three months thereafter
Fair value of this grant (in Dollars)						$ 15,750
Purchase forfeited shares								53,622
Purchase forfeited shares								17,874
Purchase shares								12,500
Share price (in Dollars per share)								$ 4.2
Share based compensation arrangement vested rate								6.25%
Options purchase shares rate						50.00%
Director [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Service price per share (in Dollars per share)			$ 4.2
Director [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Service price per share (in Dollars per share)			$ 1
Black Scholes Model [Member]
Share Based Compensation [Line Items]
Board of directors price per share (in Dollars per share)						$ 4.2
Fair value of this grant (in Dollars)						$ 191,634	$ 188
Chief Financial Officer [Member]
Share Based Compensation [Line Items]
Options purchase shares				2,500	31,838
Board of directors price per share (in Dollars per share)					$ 4.2
Fair value of this grant (in Dollars)					$ 10,204
Share based compensation arrangement vested rate								6.25%
Chief Financial Officer [Member] | Forecast [Member]
Share Based Compensation [Line Items]
Share based compensation arrangement vested rate	50.00%
Share Option Plan [Member]
Share Based Compensation [Line Items]
Issuance options purchase shares										83,995		201,427
Share Option Plan [Member] | Initial Public Offering [Member]
Share Based Compensation [Line Items]
Issuance options purchase shares										285,422